As filed with the Securities and Exchange Commission on May 18, 1998 Registration Nos. 33-48605 and 811-06139



                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         POST-EFFECTIVE AMENDMENT NO. 15

                             REGISTRATION STATEMENT
                    UNDER THE INVESTMENT COMPANY ACT OF 1940
                                 AMENDMENT NO. 35


                          THE 59 WALL STREET FUND, INC.

               (Exact Name of Registrant as Specified in Charter)

                   21 Milk Street, Boston, Massachusetts 02109
                    (Address of Principal Executive Offices)

       Registrant's Telephone Number, including Area Code: (617) 423-0800

                               Philip W. Coolidge
                   21 Milk Street, Boston, Massachusetts 02109
                    (Name and Address of Agent for Service)

                                    Copy to:
                         John E. Baumgardner, Jr., Esq.
                              Sullivan & Cromwell
                   125 Broad Street, New York, New York 10004

It is proposed that this filing will become effective (check appropriate box):

[X] Immediately upon filing pursuant to paragraph (b)
[ ] on       pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)(i)
[ ] on (date) pursuant to paragraph (a)(i)
[ ] 75 days after filing pursuant to paragraph (a)(ii)
[ ] on (date) pursuant to paragraph (a)(ii) of rule 485.

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

         Registrant has registered an indefinite number of its shares of common stock pursuant to Rule 24f-2 under the Investment Company Act of 1940. Registrant has filed the Notice required by Rule 24f-2 on January 30, 1998, for Registrant's fiscal year ended October 31, 1997.



===============================================================================

                                EXPLANATORY NOTE




         This post-effective amendment (the "Amendment") to the Registrant's Registration Statement is being filed with respect to The 59 Wall Street Mid-Cap Fund (the "Fund"), a series of shares of the Registrant, pursuant to the Registrant's undertaking to file a post-effective amendment to the registration statement, using financials which need not be certified, within four to six months following the date of the first public investor in the Fund. The Amendment is being filed to include (i) a supplement to the Fund's prospectus containing unaudited financial information, and (ii) a supplement to the Registrant's Statement of Additional Information containing unaudited financial statements.

         Two other series of shares of the Registrant, The 59 Wall Street European Equity Fund and The 59 Wall Street Pacific Basin Equity Fund are offered by a combined Prospectus that is included in Part A of Amendment No. 28 to the Registrant's Registration Statement and one other series of shares of the Registrant, The 59 Wall Street Small Company Fund, is offered by the Prospectus which is included in Part A of Amendment No. 28 to the Registrant's Registration Statement.

         Two other series of shares of the Registrant, The 59 Wall Street International Equity Fund and The 59 Wall Street Emerging Markets Fund are offered by the Prospectus that is included in Part A of Amendment No. 33 to the Registrant's Registration Statement.

         Two other series of shares of the Registrant, The 59 Wall Street U.S. Equity Fund and The 59 Wall Street Inflation-Indexed Securities Fund is offered by the Prospectus that is included in Part A of Amendment No. 34 to the Registrant's Registration Statement.

         This Amendment does not relate to, amend or otherwise affect the above-referenced Prospectuses, which are incorporated herein by reference.

THE 59 WALL STREET MID-CAP FUND
PROSPECTUS SUPPLEMENT DATED MAY 18, 1998
TO THE PROSPECTUS DATED NOVEMBER 3, 1997

FINANCIAL HIGHLIGHTS

The following information should be read in conjunction with the financial statements and notes thereto, which are included in the Statement of Additional Information. The ratios of expenses and net investment income to average net assets are not indicative of future ratios.

                             FINANCIAL HIGHLIGHTS
                 Selected per share data and ratios for a share
                       outstanding throughout the period

                                                            For the period from
                                                             November 20, 1997
                                                              (commencement of
                                                               operations) to
                                                               April 30, 1998
                                                                (unaudited)
                                                            -------------------

    Net asset value, beginning of year........................    $10.00

    Income from investment operations:
        Net investment income.................................      0.00(1)
        Net realized and unrealized gain......................      0.79
                                                                  ------
        Net asset value, end of year..........................    $10.79
                                                                  ======
    Total return..............................................      7.90%(2)

    Ratios/Supplemental data:
        Net assets, end of year (000's omitted)...............    $2,723
        Ratio of expenses to average net assets...............      1.47%(3),(4)
        Ratio of net investment income to average
          net assets .........................................      0.00%(3)

-----------
(1)  Less than $0.01 per share.
(2)  Not annualized
(3)  Annualized
(4)  Includes the Fund's share of U.S. Mid-Cap Portfolio expenses.

                       See Notes to Financial Statements.

THE 59 WALL STREET MID-CAP FUND
SUPPLEMENT DATED MAY 18, 1998
TO STATEMENT OF ADDITIONAL INFORMATION DATED NOVEMBER 3, 1997



                                  Mid-Cap Fund

                               SEMI-ANNUAL REPORT

                                 April 30, 1998

                         THE 59 WALL STREET MID-CAP FUND
                       STATEMENT OF ASSETS AND LIABILITIES
                                 April 30, 1998
                                   (unaudited)

ASSETS:
      Investments in U.S. Mid-Cap Portfolio
        (the "Portfolio"), at value (Note 1) ......................   $2,671,717
      Receivable for capital stock sold ...........................       26,000
      Receivable from administrator ...............................       20,379
      Deferred organization expenses (Note 1) .....................       10,656
                                                                      ----------
                Total Assets ......................................    2,728,752
                                                                      ----------

LIABILITIES:
      Payables for:
        Shareholder servicing/eligible institution fees (Note 2) ..          532
        Administrative fee (Note 2) ...............................          266
        Accrued expenses and other liabilities ....................        4,515
                                                                      ----------
                 Total  Liabilities ...............................        5,313
                                                                      ----------

NET ASSETS ........................................................   $2,723,439
                                                                      ==========
Net Assets Consist of:
        Paid-in capital ...........................................   $2,560,084
        Accumulated undistributed net investment income ...........            5
        Accumulated net realized gains ............................      139,425
        Net unrealized appreciation ...............................       23,925
                                                                      ----------
Net Assets ........................................................   $2,723,439
                                                                      ==========
NET ASSET VALUE AND OFFERING PRICE PER SHARE
         ($2,723,439 / 252,374 shares) ............................       $10.79
                                                                          ======

                       See Notes to Financial Statements.

                         THE 59 WALL STREET MID-CAP FUND

                             STATEMENT OF OPERATIONS
             For the period from November 20, 1997 (commencement of
                    operations) to April 30, 1998 (unaudited)

INVESTMENT INCOME:
      Income:
        Dividend income allocated from Portfolio ....................   $ 7,462
        Interest income allocated from Portfolio.....................       179
        Expenses allocated from Portfolio............................    (4,012)
                                                                      ---------
            Total Income ............................................     3,629
                                                                      ---------
      Expenses:
        Shareholder servicing/eligible institution fees
          (Note 2)........                                                1,301
        Administrative fee (Note 2)..................................       650
        Directors' fees  and expenses (Note 2).......................     1,250
        Miscellaneous................................................       423
                                                                      ---------
            Total Expenses ..........................................     3,624
                                                                      ---------
            Net Investment Income   .................................         5
                                                                      ---------
NET REALIZED AND UNREALIZED GAIN (Notes 1 and 3):
        Net realized gain on investments.............................   139,425
        Net change in unrealized appreciation on investments ........    23,925
                                                                      ---------
            Net Realized and Unrealized Gain ........................   163,350
                                                                      ---------
        Net Increase in Net Assets Resulting from Operations ........  $163,355
                                                                      =========

                       See Notes to Financial Statements.

                         THE 59 WALL STREET MID-CAP FUND

                       STATEMENT OF CHANGES IN NET ASSETS
             For the period from November 20, 1997 (commencement of
                    operations) to April 30, 1998 (unaudited)

INCREASE (DECREASE) IN NET ASSETS:
    Operations:
      Net investment income .....................................     $        5
      Net realized gain on investments ..........................        139,425
      Net change in unrealized appreciation of investments ......         23,925
                                                                      ----------
            Net increase in net assets resulting from
             operations .........................................        163,355
                                                                      ----------
    Capital stock transactions (Note 4):
      Increase in net assets resulting from sales of
        capital stock ...........................................      2,560,084
                                                                      ----------
            Total increase in net assets ........................      2,723,439
                                                                      ----------
NET ASSETS:
    Beginning of year ...........................................              0
                                                                      ----------
    End of year (including accumulated undistributed
        net investment income of $5) ............................     $2,723,439
                                                                      ==========

                       See Notes to Financial Statements.

                         THE 59 WALL STREET MID-CAP FUND

                              FINANCIAL HIGHLIGHTS
                 Selected per share data and ratios for a share
                       outstanding throughout the period

                                                            For the period from
                                                             November 20, 1997
                                                              (commencement of
                                                               operations) to
                                                               April 30, 1998
                                                                (unaudited)
                                                            -------------------

    Net asset value, beginning of year........................    $10.00

    Income from investment operations:
        Net investment income.................................      0.00(1)
        Net realized and unrealized gain......................      0.79
                                                                  ------
        Net asset value, end of year..........................    $10.79
                                                                  ======
    Total return..............................................      7.90%(2)

    Ratios/Supplemental data:
        Net assets, end of year (000's omitted)...............    $2,723
        Ratio of expenses to average net assets...............      1.47%(3),(4)
        Ratio of net investment income to average
          net assets .........................................      0.00%(3)

-----------
(1)  Less than $0.01 per share.
(2)  Not annualized
(3)  Annualized
(4)  Includes the Fund's share of U.S. Mid-Cap Portfolio expenses.

                       See Notes to Financial Statements.

                         THE 59 WALL STREET MID-CAP FUND

                          NOTES TO FINANCIAL STATEMENTS
                                   (unaudited)

      1. Organization and Significant Accounting Policies. The 59 Wall Street Mid-Cap Fund (the "Fund") is a separate series of The 59 Wall Street Fund, Inc. (the "Corporation") which is registered under the Investment Company Act of 1940, as amended. The Fund is a separate diversified portfolio of the Corporation. The Corporation is an open-end management investment company organized under the laws of the State of Maryland on July 16, 1990. The Fund commenced operations on November 20, 1997.

      The Fund invests all of its investable assets in the Mid-Cap Portfolio (the "Portfolio"), a diversified, open-end management investment company having the same investment objectives as the Fund. The value of such investment reflects the Fund's proportionate interest in the net assets of the Portfolio (approximately 24% at April 30, 1998). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the schedule of investments, are included elsewhere in this report and should be read in connection with the Fund's financial statements.

      The Fund's financial statements are prepared in accordance with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements and are based, in part, on the following accounting policies. Actual results could differ from those estimates.

            A. Valuation of Investments. Valuation of investments by the Portfolio is discussed in Note 1 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

            B. Accounting for Investments. The Fund records its share of net investment income, realized and unrealized gain and loss and adjusts its investment in the portfolio each day. All the net investment income and realized and unrealized gain and loss of the Portfolio is allocated pro rata among the Fund and other investors in the Portfolio at the time of such determination.

            C. Federal Income Taxes. It is the Corporation's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required. The Fund files a tax return annually using tax accounting methods required under provisions of the Internal Revenue Code which may differ from generally accepted accounting principles, the basis on which these financial statements are prepared. Accordingly, the amount of net investment income and net realized gain reported on these financial statements may differ from that reported on the Fund's tax return due to certain book-to-tax timing differences such as losses deferred due to "wash sale" transactions. These timing differences result in temporary over-distributions for financial statement purposes and are classified as distributions in excess of accumulated net realized gains. As such, the character of distributions to shareholders reported in the Financial Highlights table may differ from that reported to shareholders on Form 1099-DIV. These distributions do not constitute a return of capital.

            D. Dividends and Distributions to Shareholders. Dividends and distributions to shareholders are recorded on the ex-dividend date.

            E. Deferred Organization Expense. Expenses incurred by the Fund in connection with the organization are being amortized on a straight-line basis over a five-year period.

      2. Transactions with Affiliates.

      Administrative Fee. The Corporation has an administrative agreement with Brown Brothers Harriman & Co. (the "Administrator") for which the Administrator receives a fee from the Fund calculated daily and paid monthly at an annual rate equivalent to 0.125% of the Fund's average daily net assets. The Administrator has a subadministration services agreement with 59 Wall Street

                         THE 59 WALL STREET MID-CAP FUND

                                   (unaudited)

Administrators, Inc. for which 59 Wall Street Administrators, Inc. receives such compensation as is from time to time agreed upon, but not in excess of the amount paid to the Administrator. For the period ended April 30, 1998, the Fund incurred $650 for administrative services.

      Shareholder Servicing/Eligible Institution Agreement. The Corporation has a shareholder servicing agreement and an eligible institution agreement with Brown Brothers Harriman & Co. for which Brown Brothers Harriman & Co. receives a fee from the Fund calculated daily and paid monthly at an annual rate equivalent to 0.25% of the Fund's average daily net assets. For the period ended April 30, 1998, the Fund incurred $1,301 for Shareholder Servicing/Eligible Institution fees.

      Board of Directors' Fees. Each Director receives an annual fee as well as reimbursement for reasonable out-of-pocket expenses from the Fund. For the period ended April 30, 1998, the Fund incurred $1,250 for these fees.

      3. Investment Transactions. Investment transactions of the portfolio are discussed in Note 3 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

      4. Capital Stock. The Corporation is permitted to issue 2,500,000,000 shares of capital stock, par value $.001 per share, of which 25,000,000 shares have been classified as shares of the Fund. Transactions in shares of capital stock were as follows:
                                                                For the
                                                              Period ended
                                                             April 30, 1998
                                                             --------------
      Capital stock sold ..................................     252,374

                             U.S. MID-CAP PORTFOLIO
                            PORTFOLIO OF INVESTMENTS
                                 April 30, 1998
                           (expressed in U.S. dollars)
                                   (unaudited)

    Shares                                                              Value
    ------                                                              -----
            COMMON STOCKS (87.7%)

            COMMERCIAL SERVICES (1.5%)
     4,285  Equifax, Inc........................................... $   165,776

            CONSUMER DURABLES (1.0%)
     6,525  Broderbund Software, Inc.*.............................     116,430

            CONSUMER NON-DURABLES (0.9%)
     2,600  Blyth Industries, Inc.*................................      95,388

            ELECTRONIC TECHNOLOGY (3.9%)
    13,500  Cypress Semiconductor Corp.*...........................     135,000
     7,000  Electronics For Imaging, Inc.*                              143,281
     9,582  Thermedics, Inc.*......................................     153,911
                                                                    -----------
                                                                        432,192
                                                                    -----------
            ENERGY MINERALS (5.9%)
     5,400  Apache Corp............................................     191,025
     3,700  Devon Energy Corp......................................     147,538
     4,900  Lyondell Petrochemical Co..............................     161,088
     2,500  Valero Energy Corp.....................................      80,938
     4,000  Vintage Petroleum, Inc.................................      78,000
                                                                    -----------
                                                                        658,589
                                                                    -----------
            FINANCE (16.9%)
     5,300  Ace, Ltd...............................................     200,737
     2,975  Commerce Group, Inc....................................     112,306
     6,500  Cousins Properties, Inc................................     196,625
     5,700  Crescent Real Estate
              Equities Co..........................................     194,512
     6,461  Equity Office Properties
              Trust................................................     183,735
     5,900  Highwoods Properties, Inc..............................     200,600
     7,500  Liberty Property Trust.................................     191,719
     6,800  Meditrust Companies....................................     204,425
       131  Security Capital Group
              (Warrants)...........................................         368
     8,798  Security Capital Pacific Trust ........................     196,855
    14,308  United Dominion Realty
              Trust, Inc...........................................     194,052
                                                                    -----------
                                                                      1,875,934
                                                                    -----------
            HEALTH SERVICES (1.2%)
    10,000  Novacare, Inc.*.............. .........................     139,375
                                                                    -----------

            INDUSTRIAL SERVICES (7.7%)
     5,000  Ensco International, Inc...............................     141,250
     3,000  Global Marine, Inc.*...................................      70,688
     2,000  Helmerich & Payne, Inc.................................      61,000
     6,500  Nabors Industries, Inc.*...............................     163,719
    20,000  Parker Drilling Co.*...................................     212,450
     6,000  Pride International, Inc.*.............................     145,875
     1,000  Seacor Smit, Inc.*.....................................      58,625
                                                                    -----------
                                                                        853,607
                                                                    -----------
            NON-ENERGY MINERALS (1.5%)
     2,450  Phelps Dodge Corp......................................     164,456

            PROCESS INDUSTRIES (9.2%)
     5,000  Agrium, Inc............................................      78,438
     9,320  Burlington Industries, Inc.*...........................     163,100
     5,800  Cheasapeake Corp.......................................     210,975
     5,800  Millennium Chemicals, Inc..............................     208,075
    13,913  Nova Corp..............................................     158,260
     6,765  Westvaco Corp..........................................     205,064
                                                                    -----------
                                                                      1,023,912
                                                                    -----------
            PRODUCER MANUFACTURING (3.8%)
     3,400  Dover Corp.............................................     134,300
     8,000  JLG Industries, Inc....................................     130,500
     2,700  Masco Corp.............................................     156,600
                                                                    -----------
                                                                        421,400
                                                                    -----------
            RETAIL TRADE (3.5%)
    11,500  Kmart Corp.............................................     200,531
     5,000  Lands' End, Inc........................................     184,375
                                                                    -----------
                                                                        384,906
                                                                    -----------

            TECHNOLOGY SERVICES (5.9%)
     9,500  CHS Electronics, Inc.*.................................     199,500
     5,000  Renaissance Worldwide, Inc.*...........................      89,688
     2,000  Tech Data Corp.*.......................................      99,625
     2,300  Technology Solutions Co.*..............................      73,744
     5,700  Wind River Systems, Inc.*..............................     197,897
                                                                    -----------
                                                                        660,454
                                                                    -----------
            TRANSPORTATION (7.0%)
     6,925  Alexander & Baldwin, Inc...............................     199,094
     4,300  Coach USA, Inc.*.......................................     203,981

                             U.S. MID-CAP PORTFOLIO
                      PORTFOLIO OF INVESTMENTS--(Continued)
                                 April 30, 1998
                           (expressed in U.S. dollars)
                                   (unaudited)

    Shares                                                              Value
    ------                                                              -----
            TRANSPORTATION (Continued)
    10,345  Stolt-Nielson SA.......................................   $ 194,615
     4,700  Tidewater, Inc.........................................     186,238
                                                                    -----------
                                                                        783,928
                                                                    -----------
            UTILITIES (17.8%)
     5,700  Cincinnati Bell, Inc...................................     218,025
     6,150  Equitable Resources, Inc...............................     199,875
     2,646  KN Energy, Inc.........................................     155,287
     3,000  MDU Resources Group, Inc...............................     104,062
     3,350  National Fuel Gas Co...................................     154,100
     3,792  Nicor, Inc.............................................     155,235
     3,600  Pacific Enterprises....................................     140,175
     5,470  Peoples Energy Corp....................................     198,287
     3,200  Piedmont Natural
              Gas Co., Inc.........................................     109,000
     3,650  Questar Corp...........................................     158,319
    10,775  Seagull Energy Corp.*..................................     183,848
     7,300  Washington Gas Light Co................................     198,469
                                                                    -----------
                                                                      1,974,682
                                                                    -----------

TOTAL INVESTMENTS (identified cost $9,489,113) (a).......   87.7%     9,751,029
CASH AND OTHER ASSETS IN EXCESS IN OF LIABILITIES........   12.3      1,372,731
                                                           -----    -----------
NET ASSETS ..............................................  100.0%   $11,123,760
                                                           =====    ===========
--------------
* non-income producing security

(a) The aggregate cost for federal income tax purposes is $9,489,113, the aggregate gross unrealized appreciation is $629,141, and the aggregate gross unrealized depreciation is $367,225, resulting in net unrealized depreciation of $261,915.

                       See Notes to Financial Statements.

                             U.S. MID-CAP PORTFOLIO

                       STATEMENT OF ASSETS AND LIABILITIES
                                 April 30, 1998
                                   (unaudited)
                           (expressed in U.S. dollars)

ASSETS:
   Investments in securities, at value (identified
      cost $9,489,113) (Note 1) ..............................       $ 9,751,029
   Cash ......................................................         2,575,025
   Receivable for investments sold ...........................            15,000
   Dividends and other receivables ...........................            14,803
                                                                     -----------
           Total Assets ......................................        12,355,857
                                                                     -----------
LIABILITIES:
   Payables for:
      Investments purchased ..................................         1,214,815
      Foreign withholding taxes ..............................            17,282
                                                                     -----------
           Total Liabilities .................................         1,232,097
                                                                     -----------
NET ASSETS ...................................................       $11,123,760
                                                                     ===========
Net Assets Consist of:
     Paid-in capital .........................................       $10,861,839
     Net unrealized appreciation .............................           261,921
                                                                     -----------
Net Assets ...................................................       $11,123,760
                                                                     ===========

                       See Notes to Financial Statements.

                             U.S. MID-CAP PORTFOLIO

                             STATEMENT OF OPERATIONS
                     For the six months ended April 30, 1998
                                   (unaudited)
                           (expressed in U.S. dollars)

INVESTMENT INCOME:
      Income:
         Dividends ..............................................     $   68,814
         Interest ...............................................          5,156
                                                                      ----------
             Total Income .......................................         73,970
                                                                      ----------
      Expenses:
         Investment advisory fee (Note 2) .......................         26,333
         Expense reimbursement fee (Note 2) .....................          7,013
         Administrative fee (Note 2) ............................          1,526
         Foreign withholding taxes ..............................         17,343
                                                                      ----------
             Total Expenses .....................................         52,215
                                                                      ----------
             Net Investment Income ..............................         21,755
                                                                      ----------
NET REALIZED AND UNREALIZED GAIN (Notes 1 and 3):
      Net realized gain on investments ..........................        951,253
      Net change in unrealized appreciation on
        investments .............................................        261,921
                                                                      ----------
           Net Realized and Unrealized Gain .....................      1,213,174
                                                                      ----------
      Net Increase in Net Assets Resulting from Operations ......     $1,234,929
                                                                      ==========

                       See Notes to Financial Statements.

                             U.S. MID-CAP PORTFOLIO

                       STATEMENT OF CHANGES IN NET ASSETS
                                   (unaudited)
                           (expressed in U.S. dollars)


                                                             For the six months
                                                            ended April 30, 1998
                                                                 (unaudited)
                                                            --------------------
INCREASE IN NET ASSETS:
  Operations:
      Net investment income ...................................  $     21,755
      Net realized gain on investments ........................       951,253
      Net change in unrealized appreciation on investments ....       261,921
                                                                 ------------
        Net increase in net assets resulting from operations ..     1,234,929
                                                                 ------------
  Capital transactions:
      Proceeds from contributions .............................     9,929,036
      Value of withdrawals ....................................       (40,205)
                                                                 ------------
        Net increase in net assets resulting from
           capital transactions ...............................     9,888,831
                                                                 ------------
          Total increase in net assets ........................    11,123,760

NET ASSETS:
  Beginning of period .........................................             0
                                                                 ------------
  End of period ...............................................  $ 11,123,760
                                                                 ============

                       See Notes to Financial Statements.

                             U.S. MID-CAP PORTFOLIO

                              FINANCIAL HIGHLIGHTS
                           (expressed in U.S. dollars)

                                                                  For the
                                                              six months ended
                                                               April 30, 1998
                                                                 (unaudited)
                                                               --------------
Ratios/Supplemental Data:
      Net assets, end of year (000's omitted) ................    $ 11,124
      Ratio of expenses to average net assets ................        0.80%*
      Ratio of net investment income to average net assets ...        0.25%*
      Portfolio turnover rate ................................          99%
      Average commission rate paid per share .................    $ 0.0600
-----------------
  * Annualized

                       See Notes to Financial Statements.

                              U.S MID-CAP PORTFOLIO

                          NOTES TO FINANCIAL STATEMENTS
                                   (unaudited)
                           (expressed in U.S. dollars)

      1. Organization and Significant Accounting Policies. U.S. Mid-Cap Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company which was organized as a trust under the laws of the State of New York on June 15, 1993. The Portfolio commenced operations on November 1, 1997. The Declaration of Trust permits the Trustees to create an unlimited number of beneficial interests in the Portfolio.

      The Portfolio's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements and are based, in part, on the following accounting policies. Actual results could differ from those estimates.

            A. Valuation of Investments. (1) The value of investments listed on a securities exchange is based on the last price on that exchange prior to the time when assets are valued, or in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchange; (2) unlisted securities are valued at the average of the quoted bid and asked prices in the over-the-counter market; (3) securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Trustees. Such procedures include the use of independent pricing services, which use prices based upon yields or prices of securities of comparable quality, coupon, maturity and type; indications as to the value from dealers; and general market conditions; (4) short-term investments which mature in 60 days or less are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their original maturity when acquired by the Portfolio was more than 60 days, unless this is determined not to represent fair value by the Trustees.

            B. Accounting for Investments. Security transactions are accounted for on the trade date. Realized gains and losses on security transactions are determined on the identified cost method. Dividend income and other distributions from portfolio securities are recorded on the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured. Interest income is accrued daily.

            C. Federal Income Taxes. The Portfolio will be treated as a partnership for federal income tax purposes. As such, each investor in the Portfolio will be subject to taxation on its share of the Portfolio's ordinary income and capital gains. It is intended that the Portfolio's assets will be managed in such a way that an investor in the Portfolio will be able to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is necessary.

      2. Transactions with Affiliates.

      Investment Advisory Fee. The Portfolio has an investment advisory agreement with Brown Brothers Harriman & Co. (the "Adviser") for which it pays the Adviser a fee calculated daily and paid monthly at an annual rate equivalent to 0.65% of the Portfolio's average daily net assets. For the six months ended April 30, 1998, the Portfolio incurred $26,333 for advisory services.

      Administrative Fee. The Portfolio has an administrative agreement with Brown Brothers Harriman Trust Company (Cayman) Limited (the "Administrator") for which it pays the Administrator a fee calculated daily and paid monthly at an annual rate equivalent to 0.035% of the Portfolio's average daily net assets. The Administrator

                              U.S MID-CAP PORTFOLIO

                                   (unaudited)
                           (expressed in U.S. dollars)

has a subadministration agreement with Signature Financial Group (Cayman) Ltd. for which Signature Financial Group (Cayman) Ltd. receives such compensation as is from time to time agreed upon. For the six months ended April 30, 1998, the Portfolio incurred $1,526 for administrative services.

      Expense Reimbursement Fee. Brown Brothers Harriman Trust Company (Cayman) Limited pays certain expenses of the Portfolio and receives a fee from the Portfolio, computed and paid monthly, such that after such fee the aggregate expenses will not exceed 0.80% of the Portfolio's average daily net assets. For the six months ended April 30, 1998, Brown Brothers Harriman Trust Company (Cayman) Limited incurred $12,991 in expenses on behalf of the Portfolio. The expense reimbursement agreement will terminate when the aggregate amount of fees received by Brown Brothers Harriman Trust Co. (Cayman) Limited thereunder equals the aggregate amount of expenses paid by Brown Brother Harriman Trust Company (Cayman) Limited thereunder.

      3. Investment Transactions. For the six months ended April 30, 1998, the cost of purchases and the proceeds of sales of investment securities other than short-term investments were $15,809,873 and $7,834,597, respectively. There were no purchases or sales of U.S. government obligations during the period.

PART C

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS.

(a) Financial Statements:

The following financial statements are included in Part A:



Financial  Highlights  for the period  November 20, 1997
(commencement  of operations) to April 30, 1998 (unaudited).


Financial Statements included in the Statement of Additional Information constituting Part B of this Registration Statement:



Statement of Assets and Liabilities at April 30, 1998 (unaudited). Statement of Operations at April 30, 1998 (unaudited).
Statement of Changes in Net Assets at April 30, 1998 (unaudited).
Financial  Highlights  for the period  November 20, 1997
(commencement  of operations) to April 30, 1998 (unaudited).
Notes to Financial Statements.
Management's Discussion of Fund Performance.

         (b)  Exhibits:

               1 -- (a) Restated Articles of Incorporation of the Registrant.(7)
                 -- (b) Establishment and Designation of Series of The 59 Wall
                        Street U.S. Equity Fund and The 59 Wall Street Short/ Intermediate Fixed Fund.(7)
                 -- (c) Establishment and Designation of Series of The 59 Wall
                        Street Small Company Fund.(7)
                 -- (d) Establishment and Designation of Series of The 59 Wall
                        Street International Equity Fund.(7)
                 -- (e) Establishment and Designation of Series of The 59 Wall
                        Street Short Term Fund. (7)
                 -- (f) Redesignation of series of the The 59 Wall Street Short/
                        Intermediate Fixed Income Fund as The 59 Wall Street Inflation-Indexed Securities Fund. (8)

               2 --     Amended and Restated By-Laws of the Registrant.(7)

               3 --     Not Applicable.

               4 --     Not Applicable.

               5 -- (a) Advisory Agreement with respect to The 59 Wall Street
                        U.S. Equity Fund.(7)

                    (b) Advisory Agreement with respect to The 59 Wall Street
                        Short/Intermediate Fixed Income Fund.(7)

                    (c) Form of Advisory Agreement with respect to The 59 Wall
                        Street Inflation-Indexed Securities Fund.(8)

               6 -- Form of Amended and Restated Distribution Agreement.(3)

               7 --  Not Applicable.

               8 -- (a) Form of Custody Agreement.(2)

                    (b) Form of Transfer Agency Agreement.(2)

               9 -- (a) Amended and Restated Administration Agreement.(6)

                    (b) Subadministrative Services Agreement.(6)

                    (c) Form of License Agreement.(1)

                    (d) Amended and Restated Shareholder Servicing Agreement.(6)

                    (e) Amended and Restated Eligible Institution Agreement.(6)

                    (f) Form of Expense Reimbursement Agreement with respect to
                        The 59 Wall Street U.S. Equity Fund.(6)

                    (g) Form of Expense Reimbursement Agreement with respect to
                        The 59 Wall Street Short/Intermediate Fixed
                        Fund.(6)

                    (h) Form of Expense Payment Agreement with respect to
                        The 59 Wall Street Inflation-Indexed Securities Fund.(8)

              10 --     Opinion of Counsel (including consent).(2)

              11 --     Independent auditors' consent.

              12 --     Not Applicable.

              13 -- Copies of investment representation letters from initial shareholders.(2)

              14 --     Not Applicable.

              15 --     Not Applicable.

              16 --    Schedule for Computation of Performance Quotations.(5)

              17 --    Financial Data Schedule.(9)



(1)Filed with the initial Registration Statement on July 16, 1990.

(2)Filed with Amendment No. 1 to this Registration Statement on October 9, 1990.

(3)Filed with Amendment No.2 to this Registration Statement on February 14,
   1991.

(4)Filed with Amendment No. 5 to this Registration Statement on June 15, 1992.

(5)Filed with Amendment No. 7 to this Registration Statement on March 1, 1993.

(6)Filed with Amendment No.9 to this Registration Statement on
   December 30, 1993.

(7)Filed with Amendment No. 24 to this Registration Statement on
   February 28, 1996.

(8)Filed with Amendment No. 27 to this Registration Statement on
   February 28, 1997.

(9)Filed herewith.



Item 25.  Persons Controlled by or Under Common Control with Registrant.

         See "Directors and Officers" in the Statement of Additional Information filed as part of this Registration Statement.

Item 26.  Number of Holders of Securities.

    Title of Class                            Number of Record Holders
     Common Stock                               (as of April 30, 1998)





The 59 Wall Street Small Company Fund                 438
The 59 Wall Street European Equity Fund             1,189
The 59 Wall Street Pacific Basin Equity Fund          633
The 59 Wall Street Inflation-Indexed
Securities Fund                                       323
The 59 Wall Street U.S. Equity Fund                   579
The 59 Wall Street International Equity Fund          216
The 59 Wall Street Emerging Markets Fund               96
The 59 Wall Street Mid-Cap Fund                        78

Item 27.          Indemnification

         Reference is made to Article VII of Registrant's By-Laws and to Section 5 of the Distribution Agreement between the Registrant and 59 Wall Street Distributors, Inc.

         Registrant, its Directors and officers, and persons affiliated with them are insured against certain expenses in connection with the defense of actions, suits or proceedings, and certain liabilities that might be imposed as a result of such actions, suits or proceedings.

         Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the "Act"), may be permitted to Directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Director, officer of controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 28.          Business and Other Connections of Investment Adviser.

         The Registrant's investment adviser, Brown Brothers Harriman & Co. ("BBH & Co."), is a New York limited partnership. BBH & Co. conducts a general banking business and is a member of the New York Stock Exchange, Inc.

         To the knowledge of the Registrant, none of the general partners or officers of BBH & Co. is engaged in any other business, profession, vocation or employment of a substantial nature.

Item 29.          Principal Underwriters.

         1.       (a)      59 Wall Street Distributors, Inc. ("59 Wall Street
                           Distributors") and its affiliates, also serves as administrator and/or distributor to other registered investment companies.

                  (b) Set forth below are the names, principal business addresses and positions of each Director and officer of 59 Wall Street Distributors. The principal business address of these individuals is c/o 59 Wall Street Distributors, Inc., 21 Milk Street, Boston, MA 02109. Unless otherwise specified, no officer or Director of 59 Wall Street Distributors serves as an officer or Director of the Registrant.

                         Position and Offices with        Position and Offices
    Name                 59 Wall Street Distributors      with the Registrant
-------------            ---------------------------      --------------------

Philip W. Coolidge       Chief Executive                  President
                          Officer, President
                          and Director

John R. Elder            Assistant Treasurer              Treasurer


Linda T. Gibson          Assistant Secretary              Secretary


Molly S. Mugler          Assistant Secretary              Assistant Secretary

Christine A. Drapeau           --                         Assistant Secretary

Linwood C. Downs         Treasurer                               --


Robert Davidoff          Director                                --
CMNY Capital, L.P.
135 East 57th Street
New York, NY  10022

Donald Chadwick          Director                                --
Scarborough & Company
110 East 42nd Street
New York, NY  10017

Leeds Hackett           Director                                  --
National Credit
Management Corporation
10155 York Road
Cockeysville, MD  21030

Laurence E. Levine      Director                                  --
First International
  Capital Ltd.
130 Sunrise Avenue
Palm Beach, FL  33480


         (c)      Not Applicable.

Item 30.          Location of Accounts and Records.

         All accounts,  books and other  documents  required to be maintained by
Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder are maintained at the offices of:

         The 59 Wall Street Fund, Inc.
         21 Milk Street
         Boston, MA 02109

         Brown Brothers Harriman & Co.
         59 Wall Street
         New York, NY 10005
            (investment adviser, eligible institution and shareholder servicing agent)

         59 Wall Street Distributors, Inc.
         21 Milk Street
         Boston, MA 02109
            (distributor)

         59 Wall Street Administrators, Inc.
         21 Milk Street
         Boston, MA 02109
         (subadministrator)

         State Street Bank and Trust Company
         1776 Heritage Drive
         North Quincy, MA 02171
        (custodian and transfer agent)

Item 31.          Management Services.

         Other than as set forth under the caption "Management of the Corporation" in the Prospectus constituting Part A of the Registration Statement, Registrant is not a party to any management-related service contract.

Item 32.          Undertakings.

         (a) The Registrant undertakes to furnish to each person to whom a prospectus is delivered a copy of the Registrant's latest annual report to shareholders upon request and without charge.

         (b) The Registrant undertakes to file a post-effective amendment, including financials, which need not be certified, within four to six months following the commencement of operations of each of its series. The financial statements included in such amendment will be as of and for the time period ended on a date reasonably close or as soon as practicable to the date of the amendment.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Act of 1933, as amended and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment to its Registration Statement on Form N-1A ("Registration Statement") pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in London, England on the 18th day of May, 1998.



                                                THE 59 WALL STREET FUND, INC.

                                                 By /s/ PHILIP W. COOLIDGE
                                                (Philip W. Coolidge, President)


         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated above.

Signature                                     Title

/s/ J.V. SHIELDS, JR.                         Director and Chairman of
 (J.V. Shields, Jr.)                          the Board



/s/ PHILIP W. COOLIDGE                        President (Principal
(Philip W. Coolidge)                          Executive Officer)



/s/ EUGENE P. BEARD                           Director
(Eugene P. Beard)


/s/ DAVID P. FELDMAN                          Director
(David P. Feldman)


/s/ ARTHUR D. MILTENBERGER                    Director
(Arthur D. Miltenberger)


/s/ ALAN D. LOWY                              Director
(Alan D. Lowy)

/S/ JOHN R. ELDER                             Treasurer
(John R. Elder)

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this registration statement to be signed on its behalf by the undersigned, thereto duly authorized in London, England on the 18th day of May, 1998.


                              U.S. MID-CAP PORTFOLIO

                              By /s/PHILIP W. COOLIDGE
                             (Philip W. Coolidge, President)


         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated above.

Signature                                     Title

/s/PHILIP W. COOLIDGE                   President of the Portfolio
(Philip W. Coolidge)


H.B. ALVORD*                            Trustee and Chairman of the Board
(H.B. Alvord)


RICHARD L. CARPENTER*                   Trustee
(Richard L. Carpenter)


CLIFFORD A. CLARK*                      Trustee
(Clifford A. Clark)


DAVID M. SEITZMAN*                      Trustee
(David M. Seitzman)


JOHN R. ELDER*                          Treasurer of the Portfolio
(John R. Elder)


*By: /s/PHILIP W. COOLIDGE
     Philip W. Coolidge as Attorney-in-Fact pursuant to
     Powers of Attorney filed previously.